Noncontrolling Interests (LTIP Units) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interest [Line Items]
LTIP Units outstanding	1,900,000	1,600,000	1,300,000
LTIP Units vested	900,000	300,000
LTIP Units [Member]
Noncontrolling Interest [Line Items]
Vested LTIP Units converted into OP Units	100,000	300,000
LTIP Units outstanding	1,900,000	1,600,000
LTIP Units [Member] | Officers And Senior Executives [Member]
Noncontrolling Interest [Line Items]
LTIP Units granted	600,000	600,000
Fair value of shares granted	3.0	3.0